Condensed Consolidated Statements Of Changes In Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 1		$ 332,260	$ 46,771,464	$ (566,105)	$ (49,181,331)	$ 1,369,081	$ (1,274,630)
Beginning balance, shares at Dec. 31, 2018	1		332,260,644
Issuance of common stock in connection with sales made under private offerings			$ 235,585	(112,085)				123,500
Issuance of common stock in connection with sales made under private offerings, share			235,584,906
Issuance of common stock in connection with the exercise of common stock options			$ 61,000	(60,590)				410
Issuance of common stock in connection with the exercise of common stock options, shares			61,000,000
Issuance of common stock in exchange for consulting, professional and other services			$ 1,787	2,540			5,000	9,327
Issuance of common stock in exchange for consulting, professional and other services, shares			1,787,041
Conversion of convertible debenture(s) and other indebtedness into common stock			$ 501,803	(273,205)				228,598
Conversion of convertible debenture(s) and other indebtedness into common stock, shares			501,802,789
Conversion of related party convertible notes and other indebtedness into Series D preferred stock								$ 228,598
Conversion of related party convertible notes and other indebtedness into Series D preferred stock								501,802,789
Recognition of beneficial conversion features related to convertible debentures				599,355				$ 599,355
Stock based compensation				166,095				166,095
Change in foreign currency translation					(14,852)			(14,852)
Sale of Jupiter Gold common stock in connection with equity offerings							260,689	260,689
Issuance of common stock purchase warrants in connection with sales of Jupiter Gold common stock				361,062			35,749	396,811
Issuance of common stock options in lieu of cash for extinguishment of convertible notes with related party				269,934				269,934
Net loss						(1,862,077)	(223,804)	(2,085,881)
Ending balance, value at Dec. 31, 2019	$ 1		$ 1,132,435	47,724,570	(580,957)	(51,043,408)	1,446,715	(1,320,644)
Ending balance, shares at Dec. 31, 2019	1		1,132,435,380
Issuance of common stock in connection with sales made under private offerings			$ 232,500	87,500				320,000
Issuance of common stock in connection with sales made under private offerings, share			232,500,000
Issuance of common stock in exchange for consulting, professional and other services			$ 5,667	333				6,000
Issuance of common stock in exchange for consulting, professional and other services, shares			5,666,594
Issuance of common stock to related parties in lieu of cash for loans payable and other accrued obligations			$ 200	80				280
Issuance of common stock to related parties in lieu of cash for loans payable and other accrued obligations, shares			200,000
Conversion of convertible debenture(s) and other indebtedness into common stock			$ 235,020	(126,943)				108,077
Conversion of convertible debenture(s) and other indebtedness into common stock, shares			235,019,509
Exchange of common stock for Jupiter Gold common stock			$ (200,000)	100,000			100,000
Exchange of common stock for Jupiter Gold common stock, shares			(200,000,000)
Issuance of common stock in connection with share exchange agreement with related party			$ 53,947	22,979				76,926
Issuance of common stock in connection with share exchange agreement with related party, shares			53,947,368
Stock based compensation				73,918				73,918
Change in foreign currency translation					(235,105)		80,581	(154,524)
Sale of Jupiter Gold common stock in connection with equity offerings							525,000	525,000
Net loss						(1,109,491)	(270,713)	(1,380,204)
Ending balance, value at Sep. 30, 2020	$ 1		$ 1,459,769	47,882,437	(816,062)	(52,152,899)	1,881,583	(1,745,171)
Ending balance, shares at Sep. 30, 2020	1		1,459,768,851
Beginning balance, value at Dec. 31, 2019	$ 1		$ 1,132,435	47,724,570	(580,957)	(51,043,408)	1,446,715	(1,320,644)
Beginning balance, shares at Dec. 31, 2019	1		1,132,435,380
Issuance of common stock in connection with sales made under private offerings			$ 420,000	(100,000)				320,000
Issuance of common stock in connection with sales made under private offerings, share			420,000,000
Issuance of common stock in connection with the exercise of common stock options			$ 161,636	(161,636)
Issuance of common stock in connection with the exercise of common stock options, shares			161,636,427
Issuance of common stock in exchange for consulting, professional and other services			$ 32,566	11,092				43,658
Issuance of common stock in exchange for consulting, professional and other services, shares			32,565,515
Issuance of common stock to related parties in lieu of cash for loans payable and other accrued obligations			$ 200	80				280
Issuance of common stock to related parties in lieu of cash for loans payable and other accrued obligations, shares			200,000
Conversion of convertible debenture(s) and other indebtedness into common stock			$ 397,146	(232,326)				164,820
Conversion of convertible debenture(s) and other indebtedness into common stock, shares			397,145,607
Exchange of common stock for Jupiter Gold common stock			$ (200,000)	100,000			100,000
Exchange of common stock for Jupiter Gold common stock, shares			(200,000,000)
Issuance of common stock in connection with share exchange agreement with related party			$ 53,947	22,979				76,926
Issuance of common stock in connection with share exchange agreement with related party, shares			53,947,368
Stock based compensation				124,357				124,357
Change in foreign currency translation					(194,156)		59,242	(134,914)
Sale of Jupiter Gold common stock in connection with equity offerings							525,000	525,000
Sale of Apollo Resources common stock in connection with equity offerings							250,300	250,300
Net loss						(1,141,663)	(404,372)	(1,546,035)
Ending balance, value at Dec. 31, 2020	$ 1		$ 1,997,930	47,489,116	(775,113)	(52,185,071)	1,976,885	(1,496,252)
Ending balance, shares at Dec. 31, 2020	1		1,997,930,297
Beginning balance, value at Jun. 30, 2020	$ 1		$ 1,387,463	47,774,143	(772,084)	(51,881,696)	1,849,734	(1,642,439)
Beginning balance, shares at Jun. 30, 2020	1		1,387,463,317
Issuance of common stock in connection with sales made under private offerings			$ (62,500)	162,500				100,000
Issuance of common stock in connection with sales made under private offerings, share			(62,500,000)
Conversion of convertible debenture(s) and other indebtedness into common stock			$ 134,806	(79,890)				54,916
Conversion of convertible debenture(s) and other indebtedness into common stock, shares			134,805,534
Stock based compensation				25,684				25,684
Change in foreign currency translation					(43,978)		8,244	(35,734)
Sale of Jupiter Gold common stock in connection with equity offerings							125,000	125,000
Net loss						(271,203)	(101,395)	(372,598)
Ending balance, value at Sep. 30, 2020	$ 1		$ 1,459,769	47,882,437	(816,062)	(52,152,899)	1,881,583	(1,745,171)
Ending balance, shares at Sep. 30, 2020	1		1,459,768,851
Beginning balance, value at Dec. 31, 2020	$ 1		$ 1,997,930	47,489,116	(775,113)	(52,185,071)	1,976,885	(1,496,252)
Beginning balance, shares at Dec. 31, 2020	1		1,997,930,297
Issuance of common stock in connection with sales made under private offerings			$ 136,220	680,430				816,650
Issuance of common stock in connection with sales made under private offerings, share			136,219,930
Issuance of common stock in connection with the exercise of common stock options and warrants			$ 396,918	(321,918)			70,700	145,700
Issuance of common stock in connection with the exercise of common stock options and warrants, shares			396,917,702
Issuance of common stock in exchange for consulting, professional and other services			$ 14,955	136,592			31,845	183,392
Issuance of common stock in exchange for consulting, professional and other services, shares			14,954,949
Issuance of common stock warrants in connection with the issuance of convertible debenture(s)				356,827				356,827
Conversion of convertible debenture(s) and other indebtedness into common stock			$ 504,676	730,231				1,234,907
Conversion of convertible debenture(s) and other indebtedness into common stock, shares			504,676,193
Conversion of related party convertible notes and other indebtedness into Series D preferred stock		$ 214		641,804				642,018
Conversion of related party convertible notes and other indebtedness into Series D preferred stock		214,006
Stock based compensation				1,228,598				1,228,598
Change in foreign currency translation					25,692		(194)	25,498
Sale of Jupiter Gold common stock in connection with equity offerings							118,000	118,000
Sale of Apollo Resources common stock in connection with equity offerings							267,500	267,500
Net loss						(2,161,835)	(940,256)	(3,102,091)
Ending balance, value at Sep. 30, 2021	$ 1	$ 214	$ 3,050,699	50,941,680	(749,421)	(54,346,906)	1,524,480	420,747
Ending balance, shares at Sep. 30, 2021	1	214,006	3,050,699,071
Beginning balance, value at Jun. 30, 2021	$ 1		$ 2,925,793	49,932,050	(740,410)	(53,727,767)	1,490,677	(119,656)
Beginning balance, shares at Jun. 30, 2021	1		2,925,793,327
Issuance of common stock in connection with sales made under private offerings		$ 214		641,804				642,018
Issuance of common stock in connection with sales made under private offerings, share		214,006
Issuance of common stock in connection with the exercise of common stock options and warrants			$ 26,087	123,913				150,000
Issuance of common stock in connection with the exercise of common stock options and warrants, shares			26,086,958
Issuance of common stock in connection with the exercise of common stock options			$ 83,864	(83,864)			1,950	1,950
Issuance of common stock in connection with the exercise of common stock options, shares			83,863,837
Issuance of common stock in exchange for consulting, professional and other services			$ 14,955	136,592				151,547
Issuance of common stock in exchange for consulting, professional and other services, shares			14,954,949
Stock based compensation				191,185				191,185
Change in foreign currency translation					(9,011)		15,805	6,794
Sale of Apollo Resources common stock in connection with equity offerings							217,500	217,500
Net loss						(619,139)	(201,452)	(820,591)
Ending balance, value at Sep. 30, 2021	$ 1	$ 214	$ 3,050,699	$ 50,941,680	$ (749,421)	$ (54,346,906)	$ 1,524,480	$ 420,747
Ending balance, shares at Sep. 30, 2021	1	214,006	3,050,699,071